Investment Objectives and Goals - Genter Capital Dividend Income ETF	May 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Genter Capital Dividend Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Genter Capital Dividend Income ETF (the “Fund”) seeks current income and long term capital appreciation.